Share-Based Compensation (Details) - USD ($) $ in Thousands			12 Months Ended
	Jul. 31, 2021	Aug. 03, 2020	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation [Line Items]
Total issued and outstanding share capital rate			1.00%
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation [Line Items]
Vesting period	3 years
AMTD Digital [Member]
Share-Based Compensation [Line Items]
Vesting period		3 years
Share-based payment expense (in Dollars)				$ 57	$ 207
AMTD Digital [Member] | Restricted Stock [Member]
Share-Based Compensation [Line Items]
Granted shares	17,540
Class A Ordinary Shares [Member] | AMTD Digital [Member]
Share-Based Compensation [Line Items]
Granted shares		38,710
2019 Plan [Member]
Share-Based Compensation [Line Items]
Aggregate number of ordinary shares			20,000,000
Total issued and outstanding share capital rate			10.00%